Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits
Note 11 - Pension and Other Postretirement Benefits
An Employees’ Investment Plan is offered to eligible employees of Southwest through deduction of a percentage of base compensation, subject to IRS limitations. The Employees’ Investment Plan provides for purchases of various mutual fund investments and Company common stock. One-half of amounts deferred by employees are matched, up to a maximum matching contribution of 3.5% of an employee’s annual compensation. The cost of the plan is disclosed below (in thousands):

	2018	2017	2016
Employee Investment Plan cost	$5,530	$5,112	$4,976

Centuri has a separate plan, the cost and liability of which are not significant.
A deferred compensation plan is offered to all officers of Southwest and a separate deferred compensation plan for members of the Company’s Board of Directors. The plans provide the opportunity to defer up to 100% of annual cash compensation. One-half of amounts deferred by officers are matched, up to a maximum matching contribution of 3.5% of an officer’s annual base salary. Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant. Directors have an additional option to receive such payments over a five-year period. Deferred compensation earns interest at a rate determined each January. The interest rate equals 150% of Moody’s Seasoned Corporate Bond Rate Index.

A noncontributory qualified retirement plan with defined benefits covering substantially all Southwest employees is available in addition to a separate unfunded supplemental executive retirement plan (“SERP”) which is limited to Southwest’s officers. Postretirement benefits other than pensions (“PBOP”) are provided to qualified retirees for health care, dental, and life insurance benefits.
The overfunded or underfunded positions of defined benefit postretirement plans, including pension plans, are recognized in the Consolidated Balance Sheets. Any actuarial gains and losses, prior service costs and transition assets or obligations are recognized in Accumulated other comprehensive income under Stockholders’ equity, net of tax, until they are amortized as a component of net periodic benefit cost.
A regulatory asset has been established for the portion of the total amounts otherwise chargeable to Accumulated other comprehensive income that are expected to be recovered through rates in future periods. Changes in actuarial gains and losses and prior service costs pertaining to the regulatory asset will be recognized as an adjustment to the regulatory asset account as these amounts are amortized and recognized as components of net periodic pension costs each year.
The qualified retirement plan invests the majority of its plan assets in common collective trusts which includes a well-diversified portfolio of domestic and international equity securities and fixed income securities, which are managed by a professional investment manager appointed by Southwest. The investment manager has full discretionary authority to direct the investment of plan assets held in trust within the specific guidelines prescribed by Southwest through the plan’s investment policy statement. In 2016, Southwest adopted a liability driven investment (“LDI”) strategy for part of the portfolio, a form of investing designed to better match the movement in pension plan assets with the impact of interest rate changes and inflation assumption changes on the pension plan liability. The implementation of the LDI strategy will be phased in over time by using a glide path. The glide path is designed to increase the allocation of the plan’s assets to fixed income securities, as the funded status of the plan increases, in order to more closely match the duration of the plan assets to that of the plan liability. Pension plan assets are held in a Master Trust. The pension plan funding policy is in compliance with the federal government’s funding requirements.
Pension costs for these plans are affected by the amount and timing of cash contributions to the plans, the return on plan assets, discount rates, and by employee demographics, including age, compensation, and length of service. Changes made to the provisions of the plans may also impact current and future pension costs. Actuarial formulas are used in the determination of pension costs and are affected by actual plan experience and assumptions about future experience. Key actuarial assumptions include the expected return on plan assets, the discount rate used in determining the projected benefit obligation and pension costs, and the assumed rate of increase in employee compensation. Relatively small changes in these assumptions, particularly the discount rate, may significantly affect pension costs and plan obligations for the qualified retirement plan. In determining the discount rate, management matches the plan’s projected cash flows to a spot-rate yield curve based on highly rated corporate bonds. Changes to the discount rate from year-to-year, if any, are generally made in increments of 25 basis points.
There was a 75 basis points increase in the discount rate between years, as reflected below. The methodology utilized to determine the discount rate was consistent with prior years. The weighted-average rate of compensation increase remained the same (consistent with management’s expectations overall). The asset return assumption (which impacts the following year’s expense) remained unchanged. The rates are presented in the table below:

	December 31, 2018	December 31, 2017
Discount rate	4.50%	3.75%
Weighted-average rate of compensation increase	3.25%	3.25%
Asset return assumption	7.00%	7.00%

Pension expense for 2019 is estimated to be less than that experienced in 2018. Future years’ expense level movements (up or down) will continue to be greatly influenced by long-term interest rates, asset returns, and funding levels.
The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	2018			2017
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,203,484	$45,727	$75,322	$1,048,353	$43,311	$73,865
Service cost	28,555	245	1,473	23,392	309	1,468
Interest cost	44,174	1,658	2,748	46,083	1,883	3,232
Actuarial loss (gain)	(102,919)	(3,940)	(6,020)	133,017	3,334	(71)
Benefits paid	(57,280)	(3,087)	(3,567)	(47,361)	(3,110)	(3,172)
Benefit obligation at end of year (PBO/PBO/APBO)	1,116,014	40,603	69,956	1,203,484	45,727	75,322
Change in plan assets
Market value of plan assets at beginning of year	871,665	—	54,608	738,962	—	48,113
Actual return on plan assets	(67,771)	—	(3,061)	144,064	—	7,742
Employer contributions	44,000	3,087	—	36,000	3,110	—
Benefits paid	(57,280)	(3,087)	(4,206)	(47,361)	(3,110)	(1,247)
Market value of plan assets at end of year	790,614	—	47,341	871,665	—	54,608
Funded status at year end	$(325,400)	$(40,603)	$(22,615)	$(331,819)	$(45,727)	$(20,714)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	4.50%	4.50%	3.75%	3.75%	3.75%
Weighted-average rate of compensation increase	3.25%	3.25%	N/A	3.25%	3.25%	N/A

Estimated funding for the plans above during calendar year 2019 is approximately $55 million, of which $52 million pertains to the retirement plan. Management monitors plan assets and liabilities and could, at its discretion, increase plan funding levels above the minimum in order to achieve a desired funded status and avoid or minimize potential benefit restrictions.
The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2018	December 31, 2017
Retirement plan	$1,024,030	$1,088,203
SERP	38,793	44,343

Benefits expected to be paid for pension, SERP, and PBOP over the next 10 years are as follows (in millions):

	2019	2020	2021	2022	2023	2024-2028
Pension	$54.0	$55.0	$56.0	$58.0	$59.0	$319.0
SERP	3.0	2.9	2.9	2.9	2.8	13.6
PBOP	4.5	4.6	4.6	4.6	4.5	20.9

No assurance can be made that actual funding and benefits paid will match these estimates.
For PBOP measurement purposes, the per capita cost of the covered health care benefits medical rate trend assumption is 6.0%, declining to 4.5%. Fixed contributions are made for health care benefits of employees who retire after 1988, but Southwest pays all covered health care costs for employees who retired prior to 1989. The medical trend rate assumption noted above applies to the benefit obligations of pre-1989 retirees only.
As of January 1, 2018, the Company adopted “Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost.” The update requires that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations and be appropriately described. The update also allows only the service cost component (and not the other components of periodic benefit costs) to be eligible for capitalization when applicable, making no exception for specialized industries, including rate-regulated industries. This guidance is required to be applied on a retrospective basis for the presentation of the service cost and other components of net benefit cost, and on a prospective basis for the capitalization of only the service cost component of net benefit cost. Amounts capitalized as part of assets prior to the date of adoption were not adjusted through a cumulative effect adjustment. The guidance allows a practical expedient for the retrospective application that permits use of the amounts disclosed for the various components of net benefit cost in the pension and other postretirement benefit plans footnote as the basis for the retrospective application. This is in lieu of determining how much of the various components of net benefit cost were actually reflected in the income statement each period as a result of capitalization of certain costs into assets and their subsequent amortization. The Company and Southwest have elected to utilize the practical expedient.
Therefore, upon adoption of the update to Topic 715, amounts presented in the Company’s and Southwest’s Consolidated Statements of Income for the years ended 2017 and 2016 have been revised as required by the update, as follows (in thousands):

	December 31, 2017			December 31, 2016
	As Reported	Reclassification	Revised	As Reported	Reclassification	Revised
Southwest Gas Holdings, Inc.
Operations and maintenance	$412,187	$(19,424)	$392,763	$401,724	$(19,760)	$381,964
Other income (deductions)	13,394	(19,424)	(6,030)	9,469	(19,760)	(10,291)

Southwest Gas Corporation
Operations and maintenance	$410,745	$(19,424)	$391,321	$401,724	$(19,760)	$381,964
Other income (deductions)	13,036	(19,424)	(6,388)	8,276	(19,760)	(11,484)

Operating income increased by the same amounts that Operations and maintenance expense decreased as reflected in the table above; however, net income was not impacted by this reclassification for either the Company or Southwest.
The service cost component of net periodic benefit costs included in the table below is part of an overhead loading process associated with the cost of labor (refer to discussion above in association with the update to Topic 715). The overhead process ultimately results in allocation of that portion of overall net periodic benefit costs to the same accounts to which productive labor is charged. As a result, service costs become components of various accounts, primarily Operations and maintenance expense, Net utility plant, and Deferred charges and other assets for both the Company and Southwest. Refer to the discussion above regarding the practical expedient elected related to amounts capitalized as part of assets prior to the adoption date.
Components of net periodic benefit cost:

	Qualified Retirement Plan			SERP			PBOP
	2018	2017	2016	2018	2017	2016	2018	2017	2016
(Thousands of dollars)
Service cost	$28,555	$23,392	$22,833	$245	$309	$331	$1,473	$1,468	$1,499
Interest cost	44,174	46,083	46,027	1,658	1,883	1,859	2,748	3,232	3,180
Expected return on plan assets	(58,755)	(55,196)	(56,558)	—	—	—	(3,718)	(3,358)	(3,149)
Amortization of prior service cost	—	—	—	—	—	—	1,335	1,335	1,335
Amortization of net actuarial loss	32,115	24,004	25,266	1,502	1,441	1,383	—	—	417
Net periodic benefit cost	$46,089	$38,283	$37,568	$3,405	$3,633	$3,573	$1,838	$2,677	$3,282
Weighted-average assumptions (net benefit cost)
Discount rate	3.75%	4.50%	4.50%	3.75%	4.50%	4.50%	3.75%	4.50%	4.50%
Expected return on plan assets	7.00%	7.00%	7.25%	N/A	N/A	N/A	7.00%	7.00%	7.25%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%	N/A	N/A	N/A

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2018				2017				2016
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$20,426	$23,607	$(3,940)	$759	$43,027	$44,149	$3,334	$(4,456)	$22,770	$25,153	$1,347	$(3,730)
Amortization of prior service cost (b)	(1,335)	—	—	(1,335)	(1,335)	—	—	(1,335)	(1,335)	—	—	(1,335)
Amortization of net actuarial loss (b)	(33,617)	(32,115)	(1,502)	—	(25,445)	(24,004)	(1,441)	—	(27,066)	(25,266)	(1,383)	(417)
Regulatory adjustment	8,233	7,657	—	576	(12,340)	(18,131)	—	5,791	5,584	102	—	5,482
Recognized in other comprehensive (income) loss	(6,293)	(851)	(5,442)	—	3,907	2,014	1,893	—	(47)	(11)	(36)	—
Net periodic benefit costs recognized in net income	51,332	46,089	3,405	1,838	44,593	38,283	3,633	2,677	44,423	37,568	3,573	3,282
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$45,039	$45,238	$(2,037)	$1,838	$48,500	$40,297	$5,526	$2,677	$44,376	$37,557	$3,537	$3,282

The table above discloses the net gain or loss and prior service cost recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.
See also Note 6 - Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI").
The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2018 and December 31, 2017. The SERP has no assets.

	December 31, 2018			December 31, 2017
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):
Level 1 – Quoted prices in active markets for identical financial assets
Mutual funds	$—	$25,299	$25,299	$—	$27,020	$27,020
Total Level 1 Assets (1)	$—	$25,299	$25,299	$—	$27,020	$27,020
Level 2 – Significant other observable inputs
Private commingled equity funds (2)
International	$309,745	$8,484	$318,229	$340,217	$10,577	$350,794
U.S. equity securities	147,693	4,045	151,738	165,937	5,158	171,095
Emerging markets	50,817	1,392	52,209	56,259	1,749	58,008
Private commingled fixed income funds (3)	274,062	7,506	281,568	301,217	9,364	310,581
Pooled funds and mutual funds	5,198	610	5,808	4,676	735	5,411
Government fixed income and mortgage backed securities	163	5	168	172	5	177
Total Level 2 assets (4)	$787,678	$22,042	$809,720	$868,478	$27,588	$896,066
Total Plan assets at fair value	$787,678	$47,341	$835,019	$868,478	$54,608	$923,086
Insurance company general account contracts (5)	2,936	—	2,936	3,187	—	3,187
Total Plan assets	$790,614	$47,341	$837,955	$871,665	$54,608	$926,273

(1)
The Mutual funds category above is a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks, and fixed-income securities. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)
The private commingled equity funds include common collective trusts that invest in a diversified portfolio of domestic and international securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value (“NAV”), which is the value of securities in the fund less the amount of any liabilities outstanding. Strategies employed by the funds include investment in:

•	International developed countries equities

•	Domestic equities

•	Emerging markets equities

Shares in the private commingled equity funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2) and are therefore not excluded from the body of the fair value table as a reconciling item.

Two funds are classified as international funds. One invests in international financial markets, primarily those of developed economies in Europe and the Pacific Basin. The fund invests primarily in equity securities issued by foreign corporations, but may invest in other securities perceived as offering attractive investment return opportunities. The other fund provides diversified exposure to global equity markets. The fund seeks to provide long-term capital growth by investing primarily in securities listed on the major developed equity markets of the U.S., Europe, and Asia, as well as within those listed on emerging country equity markets on a tactical basis.

The domestic equities securities funds include a large and medium capitalization fund and a small capitalization fund. The large and medium capitalization fund is designed to track the performance of the large and medium capitalization companies contained in the index, which represents approximately 90% of the market capitalization of the U.S. stock market. The small capitalization fund is designed to provide maximum long-term appreciation through investments that are well diversified by industry.

The emerging markets fund was developed to invest in emerging market equities worldwide. The purposes of the fund’s operations, “emerging market countries,” include every country in the world except the developed markets of the U.S., Canada, Japan, Australia, New Zealand, Hong Kong, and Singapore, and most countries located in Western Europe. Fund investments are made directly in each country or, where direct investment is inefficient or prohibited, through appropriate financial instruments or participation in commingled funds.

(3)
The private commingled fixed income funds consist primarily of fixed income debt securities issued by the U.S. Treasury, government agencies, and fixed income debt securities issued by corporations. The fixed income fund investments may include the use of high yield, international fixed income securities and other instruments, including derivatives, to ensure prudent diversification over a broad spectrum of investments. The changes in the value of the fixed income funds are intended to offset the changes in the pension plan liabilities due to changes in the discount rate.

These funds are shown in the above table at NAV. Shares in the private commingled fixed equity funds may be redeemed given one business day notice. While they are private fixed income funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2), and are also not excluded from the body of the fair value table as a reconciling item.

(4)
With the exception of items (2) and (3), which are discussed in detail above, the Level 2 assets consist mainly of pooled funds and mutual funds. These funds are collective short-term funds that invest in Treasury bills and money market funds and are used as a temporary cash repository.

(5)
The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.